Equity (Details) - Schedule of Movement of Warrant - Warrant [Member]	12 Months Ended
	Sep. 30, 2024 USD ($) shares
Schedule of Movement of Warrant [Line Items]
Valuation, Beginning balance | $
Shares, Beginning balance | shares
Valuation, Issuance | $	$ 7,772,140	[1]
Shares, Issuance | shares	2,068,970	[1]
Valuation, Fair value changes | $	$ 6,827,034	[2]
Shares, Fair value changes | shares
Valuation, Exercise | $	$ 945,106	[2]
Shares, Exercise | shares	2,068,970	[2]
Valuation, Ending balance | $
Shares, Ending balance | shares

[1]	In December 2023, the Company issued and sold 1,379,313 Ordinary Shares accompanying warrants of 2,068,970 shares to two mutual funds established in North America, at $7.25 per share for $10.0 million. The net proceeds of $8.9 million were received on January 4, 2024. The Company uses the Binominal Tree pricing model to value the warrants, and the fair value allocated to the warrants at the date of issuance was $7,772,140.
[2]	As of the date of exercise, the fair value of the warrants liability was $945,106 resulting in a gain on changes in fair value of $6,827,034. On July 5, 2024 and July 9, 2024, holders of the Warrants exercised the 2,068,970 Warrants on an alternative cashless basis to purchase 827,589 ordinary shares. As a result, the Warrants have been fully exercised as of September 30, 2024.